Shareholder Report, Line Graph (Details) 193885_Innovator Growth Accelerated Plus ETF - July_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Jun. 30, 2021	Oct. 31, 2025
Innovator Growth Accelerated Plus ETF® - July
Account Value [Line Items]
Line Graph and Table Measure Name						Innovator Growth Accelerated Plus ETF - July NAV
Accumulated Value	$ 12,089	$ 9,537	$ 7,834	$ 10,775	$ 10,000	$ 15,202
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						NASDAQ 100 Total Return Index
Accumulated Value	14,041	10,088	7,915	10,912	10,000	$ 18,387
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						NASDAQ 100 Index
Accumulated Value	$ 13,666	$ 9,900	$ 7,836	$ 10,890	$ 10,000	$ 17,766